INCOME TAX CREDIT (Schedule of Charge for Tax) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current tax (credit)/ expense
Irish Corporation tax		$ (480)	$ (312)	$ (258)
Foreign taxes	[1]	179	197	195
Adjustment in respect of prior years		(152)	(50)	(56)
Total current tax credit		(453)	(165)	(119)
Deferred tax credit
Origination and reversal of temporary differences (see Note 15)	[2]	48	(625)	(2,031)
Origination and reversal of net operating losses (see Note 15)	[2]	(215)	(216)	1,625
Total deferred tax credit	[2]	(167)	(841)	(406)
Total income tax credit on continuing operations in statement of operations		(620)	(1,006)	(525)
Tax charge / (credit) on discontinued operations (see Note 10)		438		(590)
Total tax credit		$ (182)	$ (1,006)	$ (1,115)

[1]	In 2020, the foreign taxes relate primarily to Canada.
[2]	In 2020, there was a deferred tax charge of US$53,000 (2019: credit of US$444,000; 2018: charge of US$369,000) recognised in respect of Ireland and a deferred tax credit of US$220,000 (2019: credit of US$397,000; 2018: credit of US$775,000) recognised in respect of overseas tax jurisdictions.